10-K Assets and liabilities held for sale and discontinued operations - Narrative (Details) £ in Millions	Dec. 31, 2025 property	Apr. 30, 2025 GBP (£)	Mar. 31, 2025 property	Apr. 29, 2024 GBP (£)
Held for Sale Entities
Disposal Group, Including Discontinued Operations [Line Items]
Number of real estate properties | property	1		0
Disposed by sale | Rokshaw Limited (“Rokshaw”)’s noncannabis operation
Disposal Group, Including Discontinued Operations [Line Items]
Total consideration		£ 0.8
Payable on first anniversary | Disposed by sale | Rokshaw Limited (“Rokshaw”)’s noncannabis operation
Disposal Group, Including Discontinued Operations [Line Items]
Total consideration				£ 0.5
Payable on second anniversary | Disposed by sale | Rokshaw Limited (“Rokshaw”)’s noncannabis operation
Disposal Group, Including Discontinued Operations [Line Items]
Total consideration				£ 0.5